OTHER NON-CURRENT LIABILITIES - Warrants and Convertible Notes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Y shares	Dec. 31, 2019 CNY (¥) Y shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding as of the beginning of the year | shares	4,662,411
Issuance | shares		6,977,150
Cancelled | shares		(2,314,739)
Outstanding as of the ending of the year | shares	4,662,411	4,662,411
Balance as of the beginning of the year	¥ 1,374
Issuance		¥ 207
Change in fair value	(1,359)	1,152
Foreign currency translation adjustment	¥ (15)	15
Balance as of the end of the year		¥ 1,374
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.48	0.42
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	1.73	2.73
Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	1.84	2.84
Risk-free interest rate per annum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.016
Risk-free interest rate per annum | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.12
Risk-free interest rate per annum | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.13